Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005433 | Royal Caribbean Cruises
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005433 | Howmet Aerospace
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005433 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005433 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005433 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005433 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005433 | ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005433 | Axon Enterprise
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005433 | Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005433 | Ameriprise Financial
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005433 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000005433 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000005433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000005433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005433 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005433 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005433 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005433 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190557 | Royal Caribbean Cruises
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190557 | Howmet Aerospace
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190557 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190557 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190557 | Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190557 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190557 | ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190557 | Axon Enterprise
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190557 | Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190557 | Ameriprise Financial
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190557 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000190557 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000190557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000190557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000190557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000190557 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000190557 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190557 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190557 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190557 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%